Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	9 Months Ended
	Apr. 30, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 EUR (€)	May 18, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Corporate debt		$ 1,030,079				$ 993,725
Amount drawn		409,023	$ 673,648
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt		$ 20				41
Maturity date		July 1, 2023
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																					$ 11,600	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount		$ 450,000														$ 425,000				$ 215,000
Corporate debt		13,643
Amount drawn		15,000
Credit facility amount available		$ 425,000				415,000
Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2022
Revolving Credit Facility [Member] | Maturity December 31, 2023 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2023
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				2.25%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount		$ 100,000
Amount drawn		$ 10,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate	4.24%																		4.24%
Credit facility amount	$ 310,000																		€ 268.0
Corporate debt						343,999
Maturity date		April 30, 2025
Interest capitalization period		2 years
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period	3 months
Adjustment to interest rate	4.50%																		4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt		$ 13,288				21,224
Short term notes issued amount		$ 13,300		€ 11.5		20,100	€ 17.4										$ 58,000	€ 50.0
Term of short term notes		2 years
Percentage average cost of issued short term notes		0.53%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount														$ 336,000	€ 290.0
Corporate debt		$ 333,351				351,315
Adjustment to interest rate														1.96%	1.96%
Maturity date		June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate												5.25%	5.25%
Credit facility amount												$ 162,000	€ 140.0
Corporate debt		$ 158,551				166,846
Maturity period		7 years
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate											4.00%
Corporate debt		$ 104,930				104,227
Maturity date		July 15, 2025
Principal amount of notes issued										$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares											29.1070
Principal amount of notes for exchange rate											$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares											$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement											$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate								2.50%	2.50%
Corporate debt		$ 5,764				$ 6,073		$ 5,800	€ 5.0
Maturity date		December 4, 2025
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount					$ 400,000
Fixed interest rate					4.125%
Corporate debt		$ 400,532
Maturity date		May 15, 2028